Segment information (Details 3)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer A
Customers accounting for more than 5% of the Group’s revenue	10%	13%	11%
Customer B
Customers accounting for more than 5% of the Group’s revenue	7%	-	-
Customer C
Customers accounting for more than 5% of the Group’s revenue	5%	-	-
Customer D
Customers accounting for more than 5% of the Group’s revenue	5%	-	-
Customer E
Customers accounting for more than 5% of the Group’s revenue	-	6%	-
Customer F
Customers accounting for more than 5% of the Group’s revenue	-	6%	-
Customer G
Customers accounting for more than 5% of the Group’s revenue	-	-	11%
Customer H
Customers accounting for more than 5% of the Group’s revenue	-	-	6%
Customer I
Customers accounting for more than 5% of the Group’s revenue	-	-	5%